Consolidated Statements Of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Common Stock Class A [Member] Acquiree One [Member]	Common Stock Class A [Member] Acquiree Two [Member]	Common Stock Class A [Member]	Common Stock Class B [Member]	Common Stock Class C [Member]	Common Class D [Member] Acquiree One [Member]	Common Class D [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member] Acquiree One [Member]	Additional Paid-in Capital [Member] Acquiree Two [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Acquiree One [Member]	Acquiree Two [Member]	Total
Balance at Dec. 31, 2009			$ 596	$ 58	$ 6			$ (261,382)			$ 966,945	$ (1,078,735)			$ (372,512)
Balance, shares at Dec. 31, 2009			59,572,592	5,809,191	644,871
Net income												29,402			29,402
Issuance of common stock, Shares			27,265
Restricted shares issued from treasury								4,898			(4,898)
Transfer of restricted shares to equity								165			378				543
Shares returned in lieu of tax payments								(343)							(343)
Non-cash stock-based compensation expense											1,601				1,601
Restricted share forfeitures								(130)			130
Balance at Dec. 31, 2010			596	58	6			(256,792)			964,156	(1,049,333)			(341,309)
Balance, shares at Dec. 31, 2010			59,599,857	5,809,191	644,871
Net income												76,998			76,998
Issuance of common stock, Value	33	791				66			34,810	270,688			34,909	271,479
Issuance of common stock, Shares	3,315,238	79,129,243				6,630,476
Restricted shares issued from treasury								6,320			(5,488)				832
Shares returned in lieu of tax payments								(666)							(666)
Non-cash stock-based compensation expense											3,753				3,753
Restricted share forfeitures								(10)			10
Issuance of warrants									29,021	250,670			29,021	250,670
Conversion of restricted shares			9								2,155				2,164
Conversion of restricted shares, shares			883,386
Equity held in reserve											5,972				5,972
Costs associated with the issuance of equity											(26,243)				(26,243)
Conversion of equity upon exercise of warrants			1								19				20
Conversion of equity upon exercise of warrants, Shares			57,009
Conversion of equity upon effectiveness of amended and restated certificate of incorporation				66			(66)
Conversion of equity upon effectiveness of amended and restated certificate of incorporation, shares				6,630,476			(6,630,476)
Dividends declared on preferred stock											(1,017)				(1,017)
Accretion of redeemable preferred stock											(190)				(190)
Balance at Sep. 30, 2011			$ 1,430	$ 124	$ 6			$ (251,148)			$ 1,528,316	$ (972,335)			$ 306,393
Balance, shares at Sep. 30, 2011			142,984,733	12,439,667	644,871